Provision for Income Taxes Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Provision for Income Taxes Expenses [Abstract]
Schedule of Two Enacted Income Taxes	Italian companies are subject to two enacted income taxes at the following rates:
	2023	2022	2021
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%	3.90%

Schedule of Income Tax Expenses	For the years ended December 31, 2023, 2022 and 2021, the Company’s income tax expenses are as follows:
	2023	2022	2021
	EUR	EUR	EUR
Current tax expenses	41,085	-	29,331
	41,085	-	29,331

Schedule of Reconciliation of Income Taxes at Statutory Rates	A reconciliation of income taxes at statutory rates with the reported taxes is as follows:
	2023	2022	2021
	EUR	EUR	EUR
(Loss) profit before tax for the year	(4,870,580)	(1,226,855)	(57,725)

Expected income tax recovery – IRES	40,902	(112,400)	(13,854)
Expected income tax recovery – IRAP	235	(18,265)	(2,251)
Expected income tax recovery – Ireland	-	(94,815)	-
Tax loss not recognized	(52)	225,480	-
Permanent differences	-	-	45,436
Current tax expenses	41,085	-	29,331